Income Taxes - Schedule of Effective Tax Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income tax by applying the weighted average statutory rate	30.00%	29.50%	29.50%
Effects of tax inflation over monetary assets	(7.80%)	(0.10%)	(3.80%)
(Unrecognized) applied tax loss carryforwards	1.00%	(2.10%)	(2.30%)
Derecognition of deferred tax asset	1.00%
Loss of goodwill impairment, not deductible	(0.10%)
Employee benefits	(0.20%)
Cancellation of recoverable tax on assets - undue payments	(0.10%)
Cancellation of non-recoverable ISR from dividends			0.30%
Other	(0.60%)	0.10%	(0.30%)
Effective tax rate	23.30%	27.40%	23.40%
Income before income taxes	$ 6,171,722	$ 4,620,132	$ 3,618,086
Income tax by applying the weighted average statutory rate	1,851,517	1,362,939	1,067,335
Effects of tax inflation over monetary assets	(478,609)	(4,893)	(138,985)
(Unrecognized) applied tax loss carryforwards	62,975	(96,635)	(81,645)
Derecognition of deferred tax asset	63,657
Loss of goodwill impairment, not deductible	(4,043)
Employee benefits	(12,220)
Cancellation of recoverable tax on assets - undue payments	(7,587)
Cancellation of non-recoverable ISR from dividends			11,379
Other	(35,049)	5,162	(10,775)
Income tax	$ 1,440,641	$ 1,266,573	$ 847,309